Staff Costs and Employee Information (Tables)	6 Months Ended
Jun. 30, 2026
Staff Costs and Employee Information [Abstract]
Schedule of Payroll Costs of the Employees

The aggregate payroll costs of the employees charged in profit or loss were as follows:

	Six months ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Wages and salaries (1)	$10,361	$8,324
Share-based payments (2)	1,193	-
Pension	627	572
Social security contributions and similar taxes	387	482
Total	$12,568	$9,378

1.	Included in wages and salaries for the six months ended June 30, 2026 is US$2.6m of one-time restructuring costs. These costs primarily relate to the Company's restructuring activities and are not expected to recur.

2.	Refer to note 29 for further details.